SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2025
SHARE-BASED COMPENSATION
Summary of the Share Options Activities

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2024	1,832,918	1.07	—	—
Granted	147,500	0.43	—	—
Exercised	(12,410)	0.45	—	—
Forfeited	(625)	1.06	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of September 30, 2025	1,967,383	1.02	—	—
Vested and expected to vest as of December 31, 2024	1,967,383	1.02	4.23	—
Exercisable as of September 30, 2025	1,697,933	1.10	4.49	—

Schedule of Information Relating to Options Outstanding and Exercisable

Options outstanding as of September 30, 2025			Options exercisable as of September 30, 2025
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
16,800	0.53	3.46	16,800	0.53	3.46
1,274,093	1.26	3.85	1,274,093	1.26	3.85
237,150	0.57	5.25	165,200	0.57	5.25
200,000	0.79	6.36	150,000	0.79	6.36
9,215	0.48	8.26	4,215	0.48	8.26
230,125	0.43	9.26	87,625	0.43	9.26
1,967,383	1.02	4.23	1,697,933	1.10	4.49

Summary of Assumptions Used in the Valuation Model

Year Ended December 31 and September 30, 2025
	December 31, 2024	September 30, 2025
Expected dividend yield	0%/0%/0%/0%	0%/0%
Expected volatility	69%/70%/70%/70%	73%/73%
Expected term	3.17/3.79/5.29/5.46	4.96/4.79
Risk-free interest rate (per annum)	4.46%/4.73%/4.65%/4.65%	3.90%/3.89%

Options
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares

	Year Ended December 31 and September 30, 2025
	2024	2025
	RMB	RMB
Cost of revenues	52,345	54,493
Research and development	—	—
Sales and marketing	36,325	16,200
General and administrative	927,683	127,369
Total share-based compensation expense	1,016,353	198,062

Non-vested shares
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares

	Year Ended December 31 and September 30, 2025
	2024	2025
	RMB	RMB
Cost of revenues	54,475	11,068
Sales and marketing	24,191	7,453
General and administrative	1,558,031	249,693
Total share-based compensation expense	1,636,697	268,214

Summary of the Non-vested Shares Activities

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2024	681,683	0.49
Granted	6,250	0.43
Vested	(125,820)	0.64
Forfeited	—	0.43
Cancelled	—	—
Outstanding as of September 30, 2025	562,113	0.50